NOTE PAYABLE AND PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
NOTE PAYABLE AND PROMISSORY NOTES
NOTE PAYABLE AND PROMISSORY NOTE

NOTE 10 – NOTE PAYABLE AND PROMISSORY NOTES

As of December 31, 2024, the Company had two outstanding Promissory Notes: one to Eltino, Ltd in the amount of $25,000; and one to Bridusa-Dominca Kamara in the amount of $30,000, which also included accrued interest of $14,000. Both Promissory Notes and the associated interest were paid on February 25, 2025.

On February 25, 2025, the Company issued to Aerospace Capital Partners, LLC (“ACP”), a Convertible Promissory Note in the original principal amount of $358,200. The note would convert automatically into shares of the Company’s common stock or a series of preferred stock upon the occurrence of all of the following: (1) the acquisition of the controlling interest in the Company by ACP, which happened pursuant to the SPA; (2) the effectiveness of an amendment to the Company’s Articles of Incorporation to authorize the Company to issue preferred stock, which occurred on June 20, 2025; and (3) the filing of a Certificate of Designation of Rights and Preferences of a series of preferred stock of the Company, which occurred on June 20, 2025. The conversion price of the Note was $0.015 per share of either common stock or preferred stock. At inception, the fair market value of the stock to be issued to settle the fixed conversion price was greater than the stated price on the convertible note and resulted in a beneficial conversion feature that the Company recorded as a discount on the convertible notes of $358,200 with a corresponding increase to additional paid in capital that was then amortized to interest expense over the 79 day period until maturity. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $358,200 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, all of the requirements for conversion were met and the note automatically converted into 23,880,000 shares of the Company’s Series A Preferred Stock upon the creation of such series of shares by the Company.

On March 7, 2025, the Company entered into a second Convertible Promissory Note with ACP in the amount of $370,000 with a maturity date of June 5, 2025, ninety days from issuance. The principal does not accrue interest, and the amount of the note was automatically convertible into equity of the Company on the maturity date at a conversion price of $0.40 per share. At the Company’s sole discretion, the principal may convert into either: (a) shares of the Company’s Series C Preferred Stock; or (b) shares of the Company’s common stock. The fair market value of the stock to be issued to settle the fixed conversion price was equal to the stated price on the convertible note but after applying a Black Scholes calculation that resulted in a beneficial conversion feature that the Company recorded as a discount on the convertible notes of $18,500 with a corresponding increase to additional paid in capital that was then amortized to interest expense over the ninety-one day period until maturity. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $18,500 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note was converted into 925,000 shares of the Company’s Series A Preferred Stock upon the creation of such series of shares by the Company.

On April 7, 2025, the Company entered into a Convertible Note with a third-party investor in the amount of $10,000. The principal did not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.38 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $10,000 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $10,000 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 26,316 shares of the Company’s Series D Preferred Stock upon the creation of such series of shares by the Company.

On May 1, 2025, the Company entered into a Convertible Note with a third-party investor in the amount of $20,000. The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.19 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $20,000 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $20,000 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 105,263 shares of the Company’s Series C Preferred Stock upon the creation of such series of shares by the Company.

On May 20, 2025, the Company entered into a Convertible Note with a third-party investor in the amount of $37,500. The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.21 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $37,500 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $37,500 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 178,571 shares of the Company’s Series C Preferred Stock upon the creation of such series of shares by the Company.

On May 25, 2025, the Company entered into a Convertible Note with a third-party investor in the amount of $37,500. The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series D Preferred Stock at a conversion price of $0.42 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $37,500 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $37,500 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 89,286 shares of the Company’s Series D Preferred Stock upon the creation of such series of shares by the Company.

On June 2, 2025, the Company entered into a Convertible Note with a third-party investor in the amount of $5,000. The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $5,000 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $5,000 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 22,727 shares of the Company’s Series C Preferred Stock upon the creation of such series of shares by the Company.

On June 2, 2025, the Company entered into a second Convertible Note with a third-party investor in the amount of $5,000. The principal does not accrue interest, and the amount of the note was automatically convertible into shares of the Company’s Series C Preferred Stock at a conversion price of $0.22 per share upon creation of such series of shares. At inception, the Company recorded a beneficial conversion feature as a discount on the convertible notes of $5,000 with a corresponding increase to additional paid in capital that was then amortized to interest expense prior to conversion. Amortization of debt discount was $-0- and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $5,000 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. On June 20, 2025, the note automatically converted into 22,727 shares of the Company’s Series C Preferred Stock upon the creation of such series of shares by the Company.

On July 1, 2025, the Company entered into a Secured Convertible Promissory Note with a third-party investor in the principal amount of $495,000. The principal accrues interest at a rate of 10% per annum and matures on July 1, 2026. The note included an original issue discount of $45,000 and fees of $20,000, resulting in net proceeds of $430,000 to the Company. The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest volume weighted average price (“VWAP”) for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 330,000 shares of the Company’s common stock at an exercise price of $1.50. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $352,495, representing the allocated fair value of the warrant of $125,755, the fair value of the embedded conversion feature (“ECF”) of $161,740, and the original issue discounts and fees of $65,000. The warrant met the requirements for equity classification and was recorded against additional paid in capital. The ECF did not meet the requirements for equity classification because it is settleable in a variable number of shares and was recorded as a derivative financial instrument at inception. Amortization of debt discount was $105,865 and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $105,865 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. The net carrying value of the note was $248,370 and $-0- as of September 30, 2025 and December 31, 2024, respectively.

On September 2, 2025, the Company entered into a Promissory Note with a third-party investor in the principal amount of $58,000. The note included an original issue discount of $5,800, resulting in net proceeds of $52,200. The note does not bear interest and matures on January 1, 2026. At inception, the Company recorded a discount against the note payable in the amount of $5,800 for the original issue discount. Amortization of debt discount was $1,353 and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $1,353 and $-0- in the nine months ended September 30, 2025 and 2024, respectively.

On September 23, 2025, the Company entered into a Secured Convertible Promissory Note with a third-party investor in the principal amount of $138,000. The principal accrues interest at a rate of 10% per annum and matures on September 19, 2026. The note included an original issue discount of $12,000 and fees of $6,000, resulting in net proceeds of $120,000 to the Company. The note is convertible any time after six months from the issuance date at the option of holder at a conversion price equal to the lower of $1.00 or 90% of the lowest VWAP for the ten prior trading days. In connection with the note, the Company issued a four-year warrant to purchase 120,000 shares of the Company’s common stock at an exercise price of $1.50 and 18,000 shares of the Company’s common stock. The note is secured by all of the Company’s assets. At inception, the Company recorded a discount against the note payable in the amount of $138,000 and a day one financing loss of $82,609, representing the total of the allocated fair value of the warrant of $53,180, the fair value of the shares issued to the holder at inception of $24,840, the fair value of the ECF of $124,589, and the original issue discounts and fees of $18,000. The warrant and the shares met the requirements for equity classification and were recorded against additional paid in capital and common stock par value. The ECF did not meet the requirements for equity classification since it is settleable in a variable number of shares and was recorded as a derivative financial instrument at inception. The day one financing loss was recognized on the inception date and represents the excess of the fair value of the allocated components of the transaction over the proceeds received. Amortization of debt discount was $25,994 and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $25,994 and $-0- in the nine months ended September 30, 2025 and 2024, respectively. The net carrying value of the note was $25,994 and $-0- as of September 30, 2025 and December 31, 2024, respectively.

NOTE 6 – NOTE PAYABLE AND PROMISSORY NOTE

On May 10, 2023, Eltino, Ltd, provided a loan with a non-interest-bearing promissory note to the Company valued at $25,000. The note has a repayment maturity date of December 31, 2024. There are no minimum monthly payments.

Additionally, on May 17, 2023, the Company entered into a Convertible Promissory Note Agreement with Skordilakis & Sia, IKE, who agreed to lend $30,000 to the Company (the “Loan Amount”). The Note was converted into 500,000 common stock shares on August 22, 2023, the date which the conversion decision was made. Skordilakis & Sia, IKE provided written notice to the Company on August 22, 2023, of their Conversion Decision. According to the Convertible Note the repayment amount was $60,000 upon the maturity date of the Note, December 31, 2024, therefore, the Company recognized $30,000 as interest expense as of December 31, 2023.

On August 29, 2023, the Company signed a Promissory note with Ms. Bridusa-Dominca Kamara for the loan amount of $30,000. The Note has a maturity date of December 31, 2024, and interest of $14,000, payable on the maturity date. Additionally, Ms. Kamara will also receive 200,000 common stock shares on December 31, 2024. The company has recognized accrued interest expense of $14,000 as of December 31, 2024, for this Promissory Note.

On February 22, 2024, the Company entered into a Convertible Promissory Note Agreement with Angelos Rezos, who agreed to lend $60,000 to the Company with a repayment amount of $78,000 on the maturity date of December 31, 2024.   Additionally, Mr. Rezos entered into a second Convertible Promissory Note Agreement on March 21, 2024, to lend the Company $20,000 with the repayment amount of $26,000 on the maturity date of December 31, 2024.  Both convertible notes have the conversion decision as of September 30, 2024, but Mr. Rezos made the decision to convert both loans on April 9, 2024, and 800,000 restricted common stock shares were issued to him for a value of $480,000 that includes $24,000 as interest expense and a loss on conversion to common stock shares of $376,000.

On March 31, 2024, the Company entered into a third Convertible Promissory Note Agreement with Angelos Rezos, who agreed to lend $10,000 to the Company with a repayment amount of $13,000 on the maturity date of December 31, 2024, and a conversion decision by September 30, 2024.  The shareholder has made the decision to convert the loan to shares on December 3, 2024, and 100,000 restricted common stock shares were issued to him for a value of $90,000 that includes $3,000 in interest expense and a loss on conversion to common stock shares of $50,000.